Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Accounts receivable	27,502,332	27,669,404	3,936,576
Less: allowance for expected credit losses	(4,030,967)	(5,513,270)	(784,383)
Accounts receivable, net	23,471,365	22,156,134	3,152,193

Schedule of allowance for doubtful accounts

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	USD
Beginning balance	4,588,786	4,030,967	560,760
Allowance for expected credit losses	2,492,478	2,306,700	322,936
write-off	(3,050,297)	(51,892)	(7,265)
Other changes - Deconsolidation	-	(772,505)	(108,150)
Exchange rate difference	-	-	16,102
Ending balance	4,030,967	5,513,270	784,383